Schedule of Assets Held at End of Year (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan Name	LONG ISLAND ELECTRIC UTILITY SERVCO LLCINCENTIVE THRIFT PLAN II
EIN No	45-4652143
PLAN No	003
Participant Loan, Cost	$ 0
Participant Loan, Current Value	$ 7,848,234
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loan, Maturity Year	2026
Participant Loan, Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loan, Maturity Year	2044
Participant Loan, Interest rate	8.50%